Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	CHINA SUNERGY CO., LTD.
Entity Central Index Key	0001396247
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	267,287,253
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No